DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Gross amounts of derivative instruments, amounts offset due to master netting agreements (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Financial assets
Gross Amounts of Recognized Assets/ (Liabilities)	$ 369	$ 403
Gross Amounts Offset in the Statement of Financial Position	(286)	(198)
Net Amounts of Assets/ (Liabilities) Presented in the Statement of Financial Position	83	205
Financial Instruments	0	0
Cash Collateral Received or Pledged	0	0
Net Amount	83	205
Financial liabilities
Gross Amounts of Recognized Assets/ (Liabilities)	(470)	(262)
Gross Amounts Offset in the Statement of Financial Position	286	198
Net Amounts of Assets/ (Liabilities) Presented in the Statement of Financial Position	(184)	(64)
Financial Instruments	0	0
Cash Collateral Received or Pledged	0	0
Net Amount	(184)	(64)
Total derivative instruments
Gross Amounts of Recognized Assets/ (Liabilities)	(101)	141
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amounts of Assets/ (Liabilities) Presented in the Statement of Financial Position	(101)	141
Financial Instruments	0	0
Cash Collateral Received or Pledged	0	0
Net Amount	$ (101)	$ 141